Filed pursuant to Rule 497(e)
Registration Nos. 333-133691; 811-21897
Sphere 500 Fossil Free Fund (the “Fund”),
a series of Manager Directed Portfolios (the “Trust”)

Supplement dated May 6, 2022
to the Prospectus dated December 9, 2021
The section entitled “Principal Investment Strategies — The Index” of the Summary Section of the Prospectus is hereby deleted and replaced with the following:
The Sphere 500 Fossil Free Index (the “Index”)
The Sphere 500 Fossil Free Index (the “Index”) is a modified version of the BITA US 500 Giants Index (the “Reference Index”). Fossil fuel companies, as defined by OurSphere.org (the “Index Provider”), are removed from the investable universe of securities. The Reference Index uses data obtained from As You Sow, an unaffiliated non-profit organization that promotes environmental and social corporate responsibility through shareholder advocacy, to determine the securities to be included in the Index. The Reference Index aims to track the market performance of the largest 500 listed companies, as measured by market capitalization, that trade on regulated U.S. stock exchanges. The Index is designed to measure the market performance of the Reference Index as adjusted by removing fossil fuel companies from the investable universe.
The composition of the Reference Index includes the 500 largest companies by market capitalization that trade on regulated U.S. stock exchanges. The Reference Index is then adjusted to remove fossil fuel companies to create the investable universe of the Index. Fossil fuel companies are designated as such using multiple screens and typically include companies in the coal and oil/gas industries, as well as fossil-fired utility companies.
On a monthly basis, As You Sow publishes a list of companies that are considered to be fossil fuel companies, based on one or more of the following screens:

Coal screen:
The coal screen is comprised of companies assigned to the coal industry as determined by the Morningstar Global Equity Classification Structure (“Morningstar”) (i.e., companies that engage in mining coal).

Oil/gas screen:	The oil/gas screen is comprised of companies assigned by Morningstar to one of the following oil and gas industries: drilling, exploration and production, integrated, midstream, refining and marketing, or equipment and services.
Macroclimate 30 screen:	The Macroclimate 30 screen is an exclusion list of the 30 largest public-company owners of coal-fired power plants in developed markets, plus China and India. Macroclimate LLC is an investment advisory firm focused on sustainable investing and maintains the Macroclimate 30 screen.
Utilities screen:	The utilities screen is comprised of companies assigned by Morningstar to one of the following utilities industries: regulated electric, regulated gas, independent power producers, and diversified.
If a company meets one or more of the screening criteria listed above, that company is excluded from the Index. Remaining Reference Index constituents are then weighted by free float-adjusted market capitalization. A company’s free float-adjusted market capitalization is calculated by multiplying the number of shares readily available in the market by the price of such shares. The aggregate weight of companies with an individual weight greater than 5% is capped at 25% of the Index, and any remaining companies are capped at 4.5% of the Index.
The Index is typically composed of approximately 450 companies and is rebalanced and reconstituted quarterly as of close on the third Friday of March, June, September, and December, based on data as of the close of business on the Friday of such reconstitution month. As of August 31, 2021, the Index was composed of 451 companies.

Filed pursuant to Rule 497(e)
Registration Nos. 333-133691; 811-21897
The risk entitled “New Index Provider Risk” under “Principal Risks” in the Summary Section of the Prospectus is revised as follows:
•New Index Provider Risk. The Index was created by and is owned by OurSphere.org, which has not previously been an index provider, which may create additional risks for investing in the Fund. There is no assurance that the Index will be compiled accurately, or that the Index will be reconstituted, rebalanced, calculated or disseminated accurately. Any losses or costs associated with errors made by OurSphere.org or its agents may be borne by the Fund and its shareholders.
The section entitled “Additional Information About the Fund — Additional Information About the Index” of the Prospectus is hereby deleted and replaced with the following:
Additional Information About the Index
The Index is a modified version of the Reference Index. The Index Provider receives the constituents of the Reference Index under license. The securities designated as fossil fuel companies, as prescribed by As You Sow (www.fossilfreefunds.org), a U.S. domiciled non-profit organization focused on corporate accountability, are removed from the Reference Index. The composition of the Reference Index includes the 500 largest companies by market capitalization that trade on regulated U.S. stock exchanges. The Reference Index is then adjusted to remove fossil fuel companies to create the investable universe of the Index. Fossil fuel companies are designated as such using multiple screens and typically include companies in the coal and oil/gas industries, as well as fossil-fired utility companies.
The Index Provider uses data obtained from As You Sow, which publishes lists of companies that are flagged by one or more of the following screens on a monthly basis:

Coal screen:
The coal screen is comprised of companies assigned to the coal industry as determined by the Morningstar Global Equity Classification Structure (“Morningstar”) (i.e., companies that engage in mining coal).

Oil/gas screen:	The oil/gas screen is comprised of companies assigned by Morningstar to one of the following oil and gas industries: drilling, exploration and production, integrated, midstream, refining and marketing, or equipment and services.
Macroclimate 30 screen:	The Macroclimate 30 screen is an exclusion list of the 30 largest public-company owners of coal-fired power plants in developed markets, plus China and India. Macroclimate LLC is an investment advisory firm focused on sustainable investing and maintains the Macroclimate 30 screen.
Utilities screen:	The utilities screen is comprised of companies assigned by Morningstar to one of the following utilities industries: regulated electric, regulated gas, independent power producers, and diversified.
In publishing the Macroclimate 30 screen, Macroclimate LLC periodically compiles extracts from Global Coal Plant Tracker, associates owners of the largest operating plants (including planned and new construction) in the relevant geographic areas with their respective publicly-traded companies, excludes companies rapidly phasing out their coal fleet in alignment with the Paris Agreement, and then ranks the remaining companies by their total coal-fired energy capacity.
If the utilities screen initially excludes a company but if As You Sow determines that company is engaged in 100 percent renewable operations, pure transmission, or otherwise does not burn or transport fossil fuels, the company is included in the Index.
The Macroclimate 30 and As You Sow’s lists and data sources are publicly available.

Filed pursuant to Rule 497(e)
Registration Nos. 333-133691; 811-21897
The risk entitled “New Index Provider Risk” in the “Additional Information About the Fund — Additional Principal Risk Information” section of the Prospectus is revised as follows:
•New Index Provider Risk. The Index was created by and is owned by OurSphere.org, which has not previously been an index provider, which may create additional risks for investing in the Fund. There is no assurance that the Index will be compiled accurately, or that the Index will be reconstituted, rebalanced, calculated or disseminated accurately. Any losses or costs associated with errors made by OurSphere.org or its agents may be borne by the Fund and its shareholders.
The first paragraph of the section entitled “Shareholder Information — Purchase of Shares” of the Prospectus is hereby deleted and replaced with the following:
The Fund’s shares are offered on a continuous basis and are sold without any sales charges. There is no minimum initial investment in the Fund and additional investments may be made in any amount. The Fund does not charge any sales loads, deferred sales loads or other fees, such as 12b-1 fees, in connection with the purchase of shares. You may purchase shares as specified below.
The “Automatic Investment Plan” paragraph of the section entitled “Shareholder Information — Purchase of Shares” of the Prospectus is hereby deleted and replaced with the following:
Automatic Investment Plan: For your convenience, the Fund offers an Automatic Investment Plan (“AIP”). Under the AIP, after your initial investment, you may authorize the Fund to withdraw automatically from your personal checking or savings account an amount that you wish to invest on a monthly basis. In order to participate in the AIP, your bank must be a member of the ACH network. If you wish to enroll in the AIP, complete the appropriate section in the Account Application. The Fund may terminate or modify this privilege at any time. You may terminate your participation in the AIP at any time by notifying the Transfer Agent five days prior to the effective date. A fee will be charged if your bank does not honor the AIP draft for any reason.
The “Small Accounts” paragraph of the section entitled “Shareholder Information — Other Fund Policies” of the Prospectus is hereby deleted.
The date of this supplement is May 6, 2022.
Please retain this supplement for future reference.